Earnings Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2023
Earnings Per Share [Abstract]
Earnings available to stockholders	$ 3,617,752	$ 16,423,000	$ 16,423,000
Basic weighted average shares outstanding (in shares)		26,035,443	26,035,443
Diluted weighted average shares outstanding (in shares)		26,035,443	26,035,443
Basic earnings per share (in dollars per share)		$ 0.63	$ 0.63
Diluted earnings per share (in dollars per share)		$ 0.63	$ 0.63